DBX ETF Trust | 1
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 97.5%
Basic Materials — 7.4%
Chemicals — 4.0%
ARC Falcon I, Inc. / Arclin USA
LLC / New Arclin US Holding
Corp.,144A,9.75%, 3/1/33
79,000 76,434
Celanese US Holdings LLC
6.50%, 4/15/30
51,000 52,329
7.00%, 2/15/31
54,000 56,014
7.379%, 7/15/32
69,000 72,585
6.75%, 4/15/33
76,000 78,481
7.70%, 11/15/33
67,000 72,011
7.375%, 2/15/34
54,000 56,435
Chemours Co.
144A,5.75%, 11/15/28
40,000 39,953
144A,4.625%, 11/15/29
41,000 39,375
Chemours (The) Co.
144A,8.00%, 1/15/33
41,000 41,915
144A,7.875%, 3/15/34
56,000 56,843
Consolidated Energy Finance SA
144A,5.625%, 10/15/28
41,000 39,941
144A,12.00%, 2/15/31
44,000 46,310
FMC Corp.
3.45%, 10/1/29
39,000 35,672
5.65%, 5/18/33 (a)
37,000 33,273
Huntsman International LLC
4.50%, 5/1/29
43,000 41,667
2.95%, 6/15/31
36,000 31,126
INEOS Finance PLC
144A,6.75%, 5/15/28
43,000 43,303
144A,7.50%, 4/15/29
63,000 62,747
INEOS Quattro Finance 2
PLC,144A,9.625%, 3/15/29
16,000 15,292
Methanex US Operations,
Inc.,144A,6.25%, 3/15/32
45,000 46,360
Olin Corp.
5.00%, 2/1/30
38,000 36,900
144A,6.625%, 4/1/33
38,000 37,769
Olympus Water US Holding
Corp.
144A,4.25%, 10/1/28
53,000 51,657
144A,6.25%, 10/1/29
28,000 27,586
144A,7.25%, 6/15/31
54,000 54,852
144A,6.75%, 8/1/32
76,000 74,270
144A,7.25%, 2/15/33
119,000 117,716
Perimeter Holdings
LLC,144A,6.25%, 1/15/34
38,000 37,849
SCIH Salt Holdings,
Inc.,144A,6.625%, 5/1/29
48,000 47,539
Tronox, Inc.
144A,4.625%, 3/15/29 (a)
74,000 59,002
144A,9.125%, 9/30/30
27,000 27,312
Principal
Amount $ Value $
WR Grace Holdings LLC
144A,5.625%, 8/15/29
79,000 75,725
144A,6.625%, 8/15/32
52,000 51,628
144A,7.00%, 8/1/33
34,000 33,745
(Cost $1,745,884)
1,771,616
Forest Products & Paper
— 0.4%
Domtar Corp.,144A,6.75%,
10/1/28
45,000 33,456
Glatfelter Corp.,144A,4.75%,
11/15/29
36,000 33,730
Magnera Corp.,144A,7.25%,
11/15/31
58,000 56,071
Mercer International, Inc.
144A,12.875%, 10/1/28
27,000 14,198
5.125%, 2/1/29
59,000 28,172
(Cost $197,834)
165,627
Iron/Steel — 1.5%
Cleveland-Cliffs, Inc.
144A,6.875%, 11/1/29
55,000 56,282
144A,6.75%, 4/15/30
48,000 48,298
144A,7.50%, 9/15/31
61,000 63,015
144A,7.00%, 3/15/32
99,000 100,209
144A,7.375%, 5/1/33
72,000 73,992
144A,7.625%, 1/15/34
89,000 91,656
Commercial Metals
Co.,144A,6.00%, 12/15/35
69,000 69,178
Mineral Resources Ltd.
144A,7.00%, 4/1/31
51,000 53,064
144A,6.00%, 5/1/32
44,000 43,867
144A,6.25%, 5/1/34
44,000 43,779
(Cost $642,447)
643,340
Mining — 1.5%
Arsenal AIC Parent
LLC,144A,11.50%, 10/1/31
34,000 36,750
First Quantum Minerals Ltd.
144A,8.625%, 6/1/31
90,000 94,008
144A,8.00%, 3/1/33
72,000 75,543
144A,7.25%, 2/15/34
67,000 68,854
144A,6.375%, 2/15/36
104,000 102,906
Kaiser Aluminum
Corp.,144A,5.875%, 3/1/34
36,000 35,874
Vedanta Resources Finance II
PLC
144A,10.875%, 9/17/29
83,000 88,472
144A,9.475%, 7/24/30
37,000 39,769
144A,11.25%, 12/3/31
39,000 43,631
144A,9.125%, 10/15/32
34,000 36,343
144A,9.85%, 4/24/33
41,000 44,884
(Cost $651,655)
667,034

2 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Communications — 20.3%
Advertising — 1.3%
Clear Channel Outdoor
Holdings, Inc.
144A,7.875%, 4/1/30
56,000 58,394
144A,7.50%, 3/15/33
60,000 63,006
Neptune Bidco US, Inc.
144A,9.29%, 4/15/29
186,000 190,300
144A,10.375%, 5/15/31
84,000 87,832
144A,9.50%, 2/15/33
106,000 108,565
Stagwell Global
LLC,144A,5.625%, 8/15/29
75,000 73,048
(Cost $565,693)
581,145
Internet — 1.9%
Arches Buyer, Inc.,144A,6.125%,
12/1/28 (a)
31,000 30,096
Cogent Communications Group
LLC / Cogent Finance, Inc.
144A,7.00%, 6/15/27 (a)
32,000 31,995
144A,6.50%, 7/1/32 (a)
53,000 48,953
Getty Images, Inc.
144A,11.25%, 2/21/30
34,000 29,325
144A,10.50%, 11/15/30
44,000 38,914
ION Platform Finance US, Inc. /
ION Platform Finance SARL
144A,5.75%, 5/15/28
35,000 33,492
144A,8.75%, 5/1/29
48,000 44,312
144A,9.50%, 5/30/29
54,000 50,551
144A,9.00%, 8/1/29
38,000 35,006
Newfold Digital Holdings Group,
Inc.,144A,11.75%, 4/30/29 (b)
9,750 5,460
Rakuten Group, Inc.,144A,9.75%,
4/15/29
139,000 152,008
Snap, Inc.
144A,6.875%, 3/1/33
104,000 103,157
144A,6.875%, 3/15/34
42,000 41,370
Wayfair LLC
144A,7.25%, 10/31/29
55,000 56,636
144A,7.75%, 9/15/30
48,000 50,011
144A,6.75%, 11/15/32
49,000 49,818
144A,7.125%, 5/31/34
45,000 45,877
(Cost $868,596)
846,981
Media — 11.6%
AMC Global Media,
Inc.,144A,10.50%, 7/15/32
86,000 89,095
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.375%, 6/1/29
73,000 71,701
144A,6.375%, 9/1/29
87,000 87,452
144A,4.75%, 3/1/30
186,000 175,897
144A,4.50%, 8/15/30
153,000 142,504
144A,4.25%, 2/1/31
173,000 156,734
144A,7.375%, 3/1/31 (a)
106,000 107,584
Principal
Amount $ Value $
144A,4.75%, 2/1/32 (a)
67,000 59,779
4.50%, 5/1/32
168,000 147,534
144A,7.00%, 2/1/33 (a)
113,000 110,529
144A,4.50%, 6/1/33
83,000 71,060
144A,4.25%, 1/15/34 (a)
113,000 94,503
144A,7.375%, 2/1/36 (a)
78,000 76,220
CSC Holdings LLC
144A,5.375%, 2/1/28
69,000 43,846
144A,7.50%, 4/1/28
72,000 24,339
144A,11.25%, 5/15/28
62,000 41,436
144A,11.75%, 1/31/29
142,000 89,781
144A,6.50%, 2/1/29
137,000 80,617
144A,5.75%, 1/15/30
155,000 40,249
144A,4.125%, 12/1/30
76,000 43,383
144A,4.625%, 12/1/30
173,000 45,046
144A,3.375%, 2/15/31
64,000 35,660
144A,4.50%, 11/15/31
101,000 57,403
144A,5.00%, 11/15/31
35,000 8,400
Directv Financing LLC
144A,8.875%, 2/1/30
101,000 103,685
144A,8.875%, 2/1/30
52,000 53,183
Directv Financing LLC / Directv
Financing Co.-Obligor,
Inc.,144A,10.00%, 2/15/31
154,000 161,258
Discovery Communications LLC
5.00%, 9/20/37
37,000 29,230
6.35%, 6/1/40
27,000 22,292
DISH DBS Corp.
7.375%, 7/1/28
84,000 81,505
144A,5.75%, 12/1/28
164,000 161,074
5.125%, 6/1/29
119,000 107,803
EW Scripps (The)
Co.,144A,9.875%, 8/15/30
49,000 46,824
Gray Media, Inc.
144A,4.75%, 10/15/30 (a)
57,000 43,231
144A,5.375%, 11/15/31
82,000 58,915
144A,9.625%, 7/15/32
90,000 88,845
144A,7.25%, 8/15/33
63,000 62,526
iHeartCommunications, Inc.
144A,9.125%, 5/1/29
52,000 50,448
144A,10.875%, 5/1/30
60,000 51,138
144A,7.75%, 8/15/30
40,000 36,765
LCPR Senior Secured Financing
DAC
144A,6.75%, 10/15/27
89,000 57,131
144A,5.125%, 7/15/29
57,000 35,390
McGraw-Hill Education, Inc.
144A,8.00%, 8/1/29
41,000 41,188
144A,7.375%, 9/1/31
45,000 45,993
Nexstar Media, Inc.
144A,6.50%, 9/15/33
253,000 255,195
144A,7.25%, 4/15/34
119,000 119,820

DBX ETF Trust | 3
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Paramount Global
4.95%, 1/15/31
85,000 79,309
4.20%, 5/19/32
84,000 72,763
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30
34,000 30,196
144A,8.125%, 2/15/33
94,000 96,702
144A,9.75%, 2/15/33
31,000 34,836
Sirius XM Radio
LLC,144A,5.875%, 4/15/32
86,000 85,676
Sirius XM Radio, Inc.
144A,4.125%, 7/1/30
104,000 98,101
144A,3.875%, 9/1/31 (a)
103,000 93,890
Univision Communications, Inc.
144A,4.50%, 5/1/29
67,000 63,739
144A,7.375%, 6/30/30
62,000 61,792
144A,8.50%, 7/31/31
88,000 88,667
144A,9.375%, 8/1/32
104,000 106,595
144A,8.875%, 4/15/33
122,000 121,658
Versant Media Group,
Inc.,144A,7.25%, 1/30/31
67,000 69,649
Virgin Media Finance
PLC,144A,5.00%, 7/15/30
64,000 52,603
Virgin Media Secured Finance
PLC
144A,5.50%, 5/15/29
108,000 103,876
144A,4.50%, 8/15/30
63,000 54,863
VZ Secured Financing
BV,144A,7.50%, 1/15/33
79,000 76,041
Ziggo Bond Co. BV,144A,5.125%,
2/28/30
36,000 31,449
Ziggo BV,144A,4.875%, 1/15/30
68,000 63,628
(Cost $5,350,900)
5,100,224
Telecommunications — 5.5%
Altice Financing SA
144A,5.00%, 1/15/28
83,000 60,644
144A,5.75%, 8/15/29
158,000 114,627
Altice France Lux 3 / Altice
Holdings 1,144A,10.00%,
1/15/33
66,000 64,425
Altice France SA
144A,9.50%, 11/1/29
96,333 98,020
144A,6.875%, 10/15/30
92,641 91,297
144A,6.50%, 4/15/32
116,035 113,055
144A,6.875%, 7/15/32
107,282 104,866
C&W Senior Finance
Ltd.,144A,9.00%, 1/15/33
52,000 53,150
Connect Holding II
LLC,144A,10.50%, 4/3/31
154,000 156,895
Fibercop SpA
144A,Series 2033, 6.375%,
11/15/33
43,000 43,111
144A,6.00%, 9/30/34
36,000 34,683
144A,7.20%, 7/18/36
28,000 28,057
144A,7.721%, 6/4/38
36,000 36,485
Principal
Amount $ Value $
Iliad Holding SAS,144A,7.00%,
4/15/32
59,000 60,089
Level 3 Financing, Inc.
144A,8.50%, 1/15/36
132,000 142,847
144A,7.50%, 2/15/37
65,000 67,057
PR RNO Property Owner 1
LLC,144A,6.50%, 5/1/31
325,000 325,634
Sable International Finance
Ltd.,144A,7.125%, 10/15/32
69,000 68,368
Uniti Group LP / Uniti Group
Finance 2019, Inc. / CSL
Capital LLC
144A,6.50%, 2/15/29
83,000 82,073
144A,Series Feb, 8.625%,
6/15/32
69,000 72,401
144A,8.625%, 6/15/32
43,000 45,119
Viasat, Inc.
144A,6.50%, 7/15/28
33,000 32,967
144A,7.50%, 5/30/31
58,000 58,624
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31
93,000 77,827
144A,4.75%, 7/15/31
108,000 91,286
144A,7.75%, 4/15/32
64,000 59,833
144A,6.75%, 1/15/33
59,000 51,965
Windstream Services LLC /
Windstream Escrow Finance
Corp.,144A,8.25%, 10/1/31
156,000 164,705
(Cost $2,408,030)
2,400,110
Consumer, Cyclical — 16.6%
Airlines — 0.7%
Alaska Airlines, Inc.,144A,6.50%,
6/1/31
34,000 33,833
Gol Finance, Inc.,144A,14.375%,
6/6/30
152,000 145,295
JetBlue Airways Corp. / JetBlue
Loyalty LP,144A,9.875%,
9/20/31
138,000 127,110
(Cost $328,894)
306,238
Apparel — 0.1%
Under Armour, Inc.,144A,7.25%,
7/15/30
26,000 26,427
VF Corp.,2.95%, 4/23/30
38,000 34,423
(Cost $60,006)
60,850
Auto Manufacturers — 1.4%
Allison Transmission,
Inc.,144A,5.875%, 12/1/33
35,000 35,114
Aston Martin Capital Holdings
Ltd.,144A,10.00%, 3/31/29
83,000 67,499
Nissan Motor Acceptance Co.
LLC,144A,6.125%, 9/30/30
96,000 94,863
Nissan Motor Co. Ltd.
144A,7.50%, 7/17/30
71,000 73,590
144A,4.81%, 9/17/30
173,000 162,149
144A,7.75%, 7/17/32
52,000 54,446

4 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,8.125%, 7/17/35
97,000 103,090
(Cost $598,942)
590,751
Auto Parts & Equipment
— 2.6%
Adient Global Holdings
Ltd.,144A,7.50%, 2/15/33
55,000 57,074
American Axle & Manufacturing,
Inc.
5.00%, 10/1/29
37,000 36,223
144A,6.375%, 10/15/32
61,000 61,266
144A,7.75%, 10/15/33
105,000 105,360
Clarios Global LP / Clarios US
Finance Co.,144A,6.75%,
9/15/32
79,000 80,988
Cooper-Standard Automotive,
Inc.,144A,9.25%, 3/1/31 (a)
76,000 76,913
Cyprium Corp. / Cyprium
Holdings Luxembourg Sarl
144A,6.125%, 4/15/31
36,000 36,102
144A,6.375%, 4/15/34
72,000 72,033
Dexko Global, Inc.,144A,7.50%,
4/15/32
44,590 38,590
Forvia SE
144A,8.00%, 6/15/30
31,000 32,753
144A,6.75%, 9/15/33
49,000 49,351
Goodyear Tire & Rubber Co.
5.25%, 4/30/31 (a)
24,000 21,447
5.25%, 7/15/31
56,000 49,746
5.625%, 4/30/33 (a)
30,000 26,158
Tenneco, Inc.,144A,8.00%,
11/17/28
145,000 145,382
ZF North America Capital, Inc.
144A,7.125%, 4/14/30
31,000 31,255
144A,6.75%, 4/23/30
55,000 54,790
144A,7.50%, 3/24/31
107,000 108,153
144A,6.875%, 4/23/32
55,000 54,122
(Cost $1,130,527)
1,137,706
Entertainment — 3.3%
Brightstar Lottery PLC/
Brightstar Global Solutions
Corp.,144A,5.75%, 1/15/33
54,000 52,458
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29
107,000 103,165
144A,7.00%, 2/15/30
135,000 136,699
144A,6.50%, 2/15/32
104,000 101,488
144A,6.00%, 10/15/32 (a)
74,000 66,323
Cinemark USA, Inc.,144A,7.00%,
8/1/32
29,000 30,034
Discovery Global Holdings,
Inc.,4.279%, 3/15/32 (a)
186,000 168,098
Great Canadian Gaming Corp./
Raptor LLC,144A,8.75%,
11/15/29
36,000 35,534
Light & Wonder International,
Inc.,144A,6.25%, 10/1/33
69,000 68,273
Principal
Amount $ Value $
Mohegan Tribal Gaming
Authority / MS Digital
Entertainment Holdings LLC
144A,8.25%, 4/15/30
51,000 53,265
144A,11.875%, 4/15/31
48,000 52,181
Motion Bondco
DAC,144A,6.625%, 11/15/27
(a)
38,000 36,619
Motion Finco Sarl,144A,8.375%,
2/15/32
28,000 22,935
Penn Entertainment, Inc.
144A,4.125%, 7/1/29 (a)
29,000 27,784
144A,6.75%, 4/1/31
41,000 40,867
Premier Entertainment Sub
LLC / Premier Entertainment
Finance Corp.
144A,5.625%, 9/1/29
59,000 34,522
144A,5.875%, 9/1/31
52,000 26,182
Rivers Enterprise Borrower LLC
/ Rivers Enterprise Finance
Corp.,144A,6.625%, 2/1/33
41,000 41,634
Six Flags Entertainment
Corp.,144A,7.25%, 5/15/31 (a)
56,000 55,879
Six Flags Entertainment Corp.
/ Canada's Wonderland Co.
/ Magnum Management
Corp.,5.25%, 7/15/29
41,000 39,751
Six Flags Entertainment Corp.
/Six Flags Theme Parks,
Inc./ Canada's Wonderland
Co.,144A,6.625%, 5/1/32
48,000 49,085
Six Flags Entertainment Corp./
Canada's Wonderland Co/
Millennium Operations
LLC,144A,8.625%, 1/15/32
71,000 72,970
Voyager Parent LLC,144A,9.25%,
7/1/32
123,000 130,545
(Cost $1,465,037)
1,446,291
Food Service — 0.3%
TKC Holdings, Inc.
144A,8.50%, 8/15/30
89,000 91,084
144A,12.00%, 2/15/31
47,000 48,970
(Cost $140,492)
140,054
Home Builders — 0.3%
Ashton Woods USA LLC /
Ashton Woods Finance
Co.,144A,6.875%, 8/1/33
23,000 22,573
Brookfield Residential
Properties, Inc. /
Brookfield Residential US
LLC,144A,4.875%, 2/15/30
35,000 32,388
Century Communities,
Inc.,144A,6.625%, 9/15/33
29,000 28,779
LGI Homes, Inc.
144A,8.75%, 12/15/28
23,000 23,862

DBX ETF Trust | 5
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,7.00%, 11/15/32 (a)
37,000 35,741
(Cost $145,717)
143,343
Home Furnishings — 0.2%
FXI Holdings, Inc.,144A,11.00%,
11/15/30
57,000 47,688
Whirlpool Corp.,6.50%, 6/15/33
(a)
41,000 37,253
(Cost $93,253)
84,941
Housewares — 0.7%
Cd&r Smokey Buyer, Inc. / Radio
Systems Corp.,144A,9.50%,
10/15/29
55,000 33,080
Newell Brands, Inc.
144A,8.50%, 6/1/28
88,000 91,936
6.625%, 9/15/29
25,000 25,038
6.375%, 5/15/30 (a)
39,000 38,515
6.625%, 5/15/32 (a)
62,000 60,372
Scotts Miracle-Gro Co.
4.00%, 4/1/31
35,000 32,592
4.375%, 2/1/32
28,000 26,065
(Cost $320,188)
307,598
Leisure Time — 1.1%
NCL Corp. Ltd.
144A,5.875%, 1/15/31
93,000 89,947
144A,6.75%, 2/1/32
124,000 123,002
144A,6.25%, 9/15/33
63,000 60,450
Sabre Financial Borrower
LLC,144A,11.125%, 6/15/29
68,000 70,821
Sabre GLBL, Inc.
144A,10.75%, 11/15/29
34,000 30,553
144A,10.75%, 3/15/30
29,000 25,653
144A,11.125%, 7/15/30
96,000 85,680
(Cost $491,816)
486,106
Lodging — 1.9%
Hilton Grand Vacations Borrower
Escrow LLC / Hilton Grand
Vacations Borrower Esc
144A,4.875%, 7/1/31
37,000 34,534
144A,6.625%, 1/15/32
62,000 63,093
Hilton Grand Vacations Borrower
LLC / Hilton Grand Vacations
Borrower, Inc.,144A,5.00%,
6/1/29
72,000 70,095
Marriott Ownership Resorts, Inc.
144A,4.50%, 6/15/29
30,000 28,957
144A,6.50%, 10/1/33
40,000 39,279
Melco Resorts Finance Ltd.
144A,5.625%, 7/17/27
52,000 51,973
144A,5.75%, 7/21/28
57,000 56,778
144A,5.375%, 12/4/29
79,000 77,157
144A,7.625%, 4/17/32 (a)
51,000 52,573
144A,6.50%, 9/24/33
34,000 33,598
Principal
Amount $ Value $
MGM Resorts
International,6.50%, 4/15/32
(a)
53,000 54,036
Station Casinos LLC
144A,4.625%, 12/1/31
35,000 33,156
144A,6.625%, 3/15/32
35,000 35,539
Studio City Finance Ltd.
144A,6.50%, 1/15/28
47,000 47,065
144A,5.00%, 1/15/29
77,000 73,857
Travel + Leisure Co.
144A,6.25%, 6/1/31
60,000 60,377
144A,6.125%, 9/1/33
37,000 36,381
(Cost $845,383)
848,448
Retail — 4.0%
Advance Auto Parts, Inc.
3.90%, 4/15/30
59,000 55,127
144A,7.00%, 8/1/30
67,000 68,891
144A,7.375%, 8/1/33
50,000 52,052
Asbury Automotive Group,
Inc.,144A,5.00%, 2/15/32
44,000 42,031
Bath & Body Works,
Inc.,144A,6.625%, 10/1/30
72,000 73,328
Ferrellgas LP / Ferrellgas
Finance Corp.
144A,5.875%, 4/1/29
57,000 55,939
144A,9.25%, 1/15/31
45,000 47,502
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co., Inc.
144A,4.625%, 1/15/29
69,000 67,331
144A,6.75%, 1/15/30 (a)
78,000 76,169
FirstCash, Inc.
144A,6.875%, 3/1/32
39,000 40,149
144A,6.125%, 5/1/34
48,000 48,058
Gap, Inc.,144A,3.875%, 10/1/31
56,000 50,915
Global Auto Holdings Ltd. / AAG
FH UK Ltd.
144A,8.375%, 1/15/29
32,000 31,276
144A,8.75%, 1/15/32
41,000 38,526
LBM Acquisition LLC
144A,6.25%, 1/15/29
53,000 32,914
144A,9.50%, 6/15/31
68,000 57,277
Macy's Retail Holdings LLC
144A,6.125%, 3/15/32
33,000 33,036
144A,7.375%, 8/1/33
32,000 33,449
Michaels (The) Cos., Inc.
144A,8.50%, 3/15/33
153,000 149,509
144A,11.00%, 3/15/34
52,000 49,211
Nordstrom, Inc.
4.375%, 4/1/30
23,000 22,004
4.25%, 8/1/31
35,000 32,304
Park River Holdings, Inc.
144A,8.75%, 12/31/30 (a)
36,000 35,054

6 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,8.00%, 3/15/31
70,000 70,925
PetSmart LLC / PetSmart
Finance Corp.
144A,7.50%, 9/15/32
136,000 137,160
144A,10.00%, 9/15/33
52,000 52,527
Sonic Automotive,
Inc.,144A,4.875%, 11/15/31
34,000 32,559
Staples, Inc.
144A,10.75%, 9/1/29
161,000 153,306
144A,12.75%, 1/15/30
70,146 53,751
Suburban Propane Partners LP/
Suburban Energy Finance
Corp.,144A,5.00%, 6/1/31
39,000 37,415
Victra Holdings LLC / Victra
Finance Corp.,144A,8.75%,
9/15/29
20,000 20,774
(Cost $1,769,605)
1,750,469
Consumer, Non-cyclical
— 13.3%
Biotechnology — 0.2%
Genmab A/S/Genmab Finance
LLC,144A,7.25%, 12/15/33
(Cost $75,961)
72,000 75,014
Commercial Services — 4.0%
ADT Security (The)
Corp.,144A,5.875%, 10/15/33
69,000 67,480
Allied Universal Holdco
LLC,144A,7.875%, 2/15/31
150,000 156,959
Allied Universal Holdco LLC /
Allied Universal Finance Corp.
144A,6.00%, 6/1/29
66,000 65,516
144A,6.875%, 6/15/30
80,000 81,872
APi Group DE, Inc.,144A,5.75%,
6/1/34
40,000 39,880
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,5.375%, 3/1/29
36,000 35,307
144A,8.25%, 1/15/30 (a)
38,000 39,220
144A,8.00%, 2/15/31
63,000 63,490
144A,8.375%, 6/15/32 (a)
39,000 39,855
Brink's Co.,144A,6.75%, 6/15/32
28,000 28,711
Clarivate Science Holdings
Corp.,144A,4.875%, 7/1/29
62,000 56,824
EquipmentShare.com, Inc.
144A,8.625%, 5/15/32
41,000 43,138
144A,8.00%, 3/15/33 (a)
35,000 36,424
Garda World Security Corp.
144A,6.00%, 6/1/29
30,000 29,382
144A,6.50%, 1/15/31
54,000 54,961
144A,8.25%, 8/1/32
41,000 42,084
144A,8.375%, 11/15/32
65,000 67,411
GEO Group, Inc.
8.625%, 4/15/29
62,000 64,706
Principal
Amount $ Value $
10.25%, 4/15/31
32,000 34,701
Hertz Corp.
144A,12.625%, 7/15/29 (a)
92,000 83,868
144A,5.00%, 12/1/29
67,000 29,766
ION Platform Finance US,
Inc.,144A,7.875%, 9/30/32
104,000 80,672
Raven Acquisition Holdings
LLC,144A,6.875%, 11/15/31
90,000 88,320
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29
75,000 77,821
144A,10.875%, 8/1/29
32,000 33,091
Shift4 Payments LLC / Shift4
Payments Finance Sub,
Inc.,144A,6.75%, 8/15/32
114,000 114,017
Sotheby's,144A,8.25%, 4/15/31
67,000 66,021
Veritiv Operating
Co.,144A,10.50%, 11/30/30
76,000 78,073
Wand NewCo 3,
Inc.,144A,7.625%, 1/30/32
85,000 87,959
(Cost $1,824,424)
1,787,529
Cosmetics/Personal Care
— 0.3%
Edgewell Personal Care
Co.,144A,4.125%, 4/1/29
37,000 35,387
Perrigo Finance Unlimited Co.
5.15%, 6/15/30
55,000 52,762
Series USD, 6.125%, 9/30/32
53,000 50,628
(Cost $137,641)
138,777
Food — 2.0%
Albertsons Cos, Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC,144A,5.625%,
3/31/32
81,000 79,140
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC,144A,5.75%,
3/31/34
132,000 127,328
B&G Foods, Inc.
5.25%, 9/15/27 (a)
35,000 34,152
144A,8.00%, 9/15/28 (a)
61,000 60,447
Chobani LLC / Chobani Finance
Corp., Inc.,144A,6.375%,
4/15/34
73,000 74,280
Fiesta Purchaser, Inc.
144A,7.875%, 3/1/31
35,000 35,229
144A,9.625%, 9/15/32
31,000 31,212
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc.,144A,7.125%,
4/30/33
34,000 34,490
Performance Food Group,
Inc.,144A,5.625%, 3/1/34
75,000 73,347
Post Holdings, Inc.
144A,4.50%, 9/15/31
70,000 65,743
144A,6.375%, 3/1/33
87,000 86,830

DBX ETF Trust | 7
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,6.25%, 10/15/34
41,000 40,680
144A,6.50%, 3/15/36
129,000 128,132
(Cost $884,325)
871,010
Healthcare-Services — 4.1%
Acadia Healthcare Co., Inc.
144A,5.00%, 4/15/29 (a)
37,000 36,236
144A,7.375%, 3/15/33 (a)
34,000 34,921
CHS/Community Health
Systems, Inc.
144A,6.875%, 4/15/29
90,000 89,115
144A,6.125%, 4/1/30
159,000 144,724
144A,5.25%, 5/15/30
123,000 116,016
144A,4.75%, 2/15/31
60,000 55,216
144A,10.875%, 1/15/32
118,000 127,292
144A,9.75%, 1/15/34
129,000 135,472
Global Medical Response,
Inc.,144A,7.375%, 10/1/32
69,000 71,740
LifePoint Health, Inc.
144A,5.375%, 1/15/29
37,000 35,855
144A,8.375%, 2/15/32
49,000 51,493
144A,10.00%, 6/1/32
55,000 56,379
144A,7.00%, 5/1/34
108,000 105,568
Molina Healthcare, Inc.
144A,6.50%, 2/15/31
61,000 61,933
144A,6.25%, 1/15/33
54,000 54,026
MPH Acquisition Holdings
LLC,144A,5.75%, 12/31/30 (a)
56,000 45,124
National Mentor Holdings,
Inc.,144A,10.50%, 12/15/30
101,000 106,381
Prime Healthcare Services,
Inc.,144A,9.375%, 9/1/29
107,000 111,985
Radiology Partners,
Inc.,144A,8.50%, 7/15/32
62,000 63,627
Select Medical
Corp.,144A,6.25%, 12/1/32 (a)
35,000 34,130
Star Parent, Inc.,144A,9.00%,
10/1/30
63,000 66,217
Surgery Center Holdings,
Inc.,144A,7.25%, 4/15/32 (a)
86,000 86,309
Team Health Holdings,
Inc.,144A,8.375%, 6/30/28
33,000 33,138
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
69,000 66,189
(Cost $1,760,534)
1,789,086
Household Products/Wares
— 0.1%
Kronos Acquisition Holdings,
Inc.
144A,8.25%, 6/30/31
38,000 27,217
144A,10.75%, 6/30/32
31,000 10,075
(Cost $47,105)
37,292
Pharmaceuticals — 2.6%
1261229 BC Ltd.,144A,10.00%,
4/15/32
422,000 432,450
Principal
Amount $ Value $
Accendra Health, Inc.
144A,4.50%, 3/31/29 (a)
33,000 26,037
144A,6.625%, 4/1/30
38,000 22,964
Adapthealth LLC
144A,4.625%, 8/1/29
34,000 32,836
144A,5.125%, 3/1/30
45,000 43,630
Bausch Health Cos., Inc.
144A,5.00%, 1/30/28
30,000 25,299
144A,4.875%, 6/1/28
57,000 52,752
144A,11.00%, 9/30/28
54,000 56,410
144A,5.00%, 2/15/29
41,000 28,595
144A,6.25%, 2/15/29
54,000 38,677
144A,5.25%, 1/30/30
54,000 33,200
144A,5.25%, 2/15/31
36,000 20,403
Endo Finance Holdings
LP,144A,8.50%, 4/15/31
69,000 73,585
HLF Financing Sarl LLC /
Herbalife International, Inc.
144A,4.875%, 6/1/29
41,000 38,506
144A,7.75%, 5/1/33
54,000 54,583
Organon & Co. / Organon
Foreign Debt Co.-Issuer BV
144A,5.125%, 4/30/31
115,000 114,052
144A,6.75%, 5/15/34
35,000 37,381
144A,7.875%, 5/15/34
35,000 37,611
(Cost $1,167,845)
1,168,971
Diversified — 0.2%
Holding Companies-Diversified
— 0.2%
Stena International SA
144A,7.25%, 1/15/31
52,000 53,349
144A,7.625%, 2/15/31
32,000 32,666
(Cost $86,163)
86,015
Energy — 10.6%
Oil & Gas — 4.6%
California Resources
Corp.,144A,7.00%, 1/15/34
52,000 52,442
Calumet Specialty Products
Partners LP / Calumet
Finance Corp.,144A,9.75%,
2/15/31
41,000 43,437
Caturus Energy LLC
144A,8.50%, 2/15/30
36,000 37,725
144A,7.125%, 5/15/31
40,000 40,000
Cia General de Combustibles
SA,144A,11.875%, 11/28/30
33,000 34,073
Comstock Resources, Inc.
144A,6.75%, 3/1/29
72,000 70,795
144A,6.75%, 3/1/29
61,000 60,055
144A,5.875%, 1/15/30
60,000 56,747
Crescent Energy Finance LLC
144A,7.625%, 4/1/32
68,000 69,818
144A,7.875%, 4/15/32
73,000 74,862

8 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,7.375%, 1/15/33
92,000 93,535
144A,8.375%, 1/15/34
41,000 43,029
CVR Energy, Inc.
144A,7.50%, 2/15/31
41,000 41,488
144A,7.875%, 2/15/34
27,000 27,101
Hilcorp Energy I LP / Hilcorp
Finance Co.
144A,6.00%, 4/15/30
35,000 34,816
144A,6.00%, 2/1/31
50,000 49,294
144A,6.25%, 4/15/32
24,000 23,647
144A,8.375%, 11/1/33
31,000 32,995
144A,7.25%, 2/15/35
77,000 78,172
Ithaca Energy North Sea
PLC,144A,8.125%, 10/15/29
53,000 55,214
Kosmos Energy Ltd.
144A,7.50%, 3/1/28
27,000 26,410
144A,8.75%, 10/1/31
35,000 31,868
Medco Cypress Tree Pte
Ltd.,144A,8.625%, 5/19/30
43,000 45,056
Medco Maple Tree Pte
Ltd.,144A,8.96%, 4/27/29
33,000 34,207
Nabors Industries,
Inc.,144A,7.625%, 11/15/32
63,000 65,717
Northern Oil & Gas, Inc.
144A,8.75%, 6/15/31
39,000 40,466
144A,7.875%, 10/15/33
59,000 59,920
PBF Holding Co. LLC / PBF
Finance Corp.
6.00%, 2/15/28
56,000 56,044
144A,9.875%, 3/15/30
55,000 58,826
144A,7.875%, 9/15/30
35,000 35,865
Puma International Financing
SA,144A,7.75%, 4/25/29
45,000 46,397
SM Energy Co.
144A,7.00%, 8/1/32
56,000 57,403
144A,9.625%, 6/15/33
49,000 54,571
144A,6.625%, 4/15/34
65,000 65,388
Sunoco LP
144A,6.625%, 8/15/32
34,000 34,737
144A,5.875%, 3/15/34
64,000 63,656
144A,5.625%, 7/15/34
35,000 34,581
Talos Production,
Inc.,144A,9.375%, 2/1/31
40,000 42,466
Transocean International Ltd.
144A,8.25%, 5/15/29
73,000 75,860
144A,8.50%, 5/15/31 (a)
61,000 64,474
(Cost $1,969,553)
2,013,157
Oil & Gas Services — 1.1%
Archrock Partners LP /
Archrock Partners Finance
Corp.,144A,6.625%, 9/1/32
42,000 43,014
Archrock Services LP /
Archrock Partners Finance
Corp.,144A,6.00%, 2/1/34
62,000 62,052
Principal
Amount $ Value $
Kodiak Gas Services LLC
144A,5.875%, 4/1/31
60,000 60,393
144A,6.50%, 10/1/33
50,000 50,908
144A,6.75%, 10/1/35
50,000 51,420
USA Compression Partners LP
/ USA Compression Finance
Corp.,144A,6.25%, 10/1/33
52,000 52,220
WBI Operating LLC
144A,6.25%, 10/15/30
57,000 57,520
144A,6.50%, 10/15/33
41,000 41,544
Weatherford International
Ltd.,144A,6.75%, 10/15/33
84,000 86,481
(Cost $505,843)
505,552
Pipelines — 4.9%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.,144A,5.75%, 10/15/33
49,000 48,518
Blue Racer Midstream LLC
/ Blue Racer Finance
Corp.,144A,7.25%, 7/15/32
35,000 36,507
CQP Holdco LP / BIP-V Chinook
Holdco LLC
144A,5.50%, 6/15/31
97,000 95,552
144A,7.50%, 12/15/33
36,000 38,175
Delek Logistics Partners LP /
Delek Logistics Finance Corp.
144A,8.625%, 3/15/29
46,000 47,911
144A,7.375%, 6/30/33
48,000 49,589
144A,6.875%, 6/1/34
69,000 70,009
Genesis Energy LP / Genesis
Energy Finance Corp.
7.875%, 5/15/32
36,000 37,455
8.00%, 5/15/33
56,000 58,773
6.75%, 3/15/34
55,000 55,239
Global Partners LP / GLP
Finance Corp.
144A,8.25%, 1/15/32
21,000 22,055
144A,7.125%, 7/1/33
32,000 32,561
Golar LNG Ltd.,144A,7.50%,
10/2/30
35,000 35,807
Harvest Midstream I LP
144A,7.50%, 5/15/32
54,000 56,136
144A,6.75%, 5/15/34
65,000 66,775
Howard Midstream Energy
Partners LLC,144A,6.625%,
1/15/34
51,000 51,623
ITT Holdings LLC,144A,6.50%,
8/1/29
99,000 98,459
NGL Energy Operating LLC /
NGL Energy Finance Corp.
144A,8.125%, 2/15/29
95,000 98,748
144A,8.375%, 2/15/32
54,000 56,774

DBX ETF Trust | 9
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,6.00%, 12/31/30
46,000 46,452
144A,6.00%, 9/1/31
32,000 32,023
144A,6.75%, 3/15/34
53,000 54,179
Venture Global Calcasieu Pass
LLC
144A,3.875%, 11/1/33
80,000 71,373
144A,6.00%, 5/1/36
70,000 70,821
Venture Global LNG, Inc.
144A,8.375%, 6/1/31
155,000 161,373
144A,9.875%, 2/1/32
161,000 172,226
Venture Global Plaquemines
LNG LLC
144A,6.50%, 1/15/34
144,000 150,641
144A,6.50%, 6/15/34
86,000 89,796
144A,7.75%, 5/1/35
83,000 93,221
144A,6.75%, 1/15/36
136,000 144,321
(Cost $2,115,033)
2,143,092
Financial — 13.3%
Banks — 0.1%
Freedom Mortgage
Corp.,144A,12.25%, 10/1/30
(Cost $39,861)
37,000 40,026
Diversified Financial Services
— 5.7%
Aretec Group, Inc.
144A,7.50%, 4/1/29 (a)
22,000 22,064
144A,10.00%, 8/15/30
39,000 41,412
Azorra Finance Ltd.
144A,7.25%, 1/15/31
40,000 40,949
144A,6.25%, 2/15/34
28,000 27,027
Bread Financial Holdings,
Inc.,144A,6.75%, 5/15/31
34,000 34,841
Burford Capital Global Finance
LLC
144A,9.25%, 7/1/31
47,000 45,173
144A,7.50%, 7/15/33 (a)
28,000 23,957
144A,8.50%, 1/15/34
45,000 39,140
Credit Acceptance
Corp.,144A,6.625%, 3/15/30
37,000 37,328
CrossCountry Intermediate
HoldCo LLC
144A,6.50%, 10/1/30
59,000 58,153
144A,6.75%, 12/1/32
41,000 39,456
Encore Capital Group, Inc.
144A,6.625%, 4/15/31
33,000 33,302
144A,6.625%, 6/1/32
51,000 51,022
Enova International,
Inc.,144A,9.125%, 8/1/29
37,000 38,785
Focus Financial Partners
LLC,144A,6.75%, 9/15/31
65,000 65,543
Principal
Amount $ Value $
Freedom Mortgage Holdings
LLC
144A,9.25%, 2/1/29
78,000 81,285
144A,6.875%, 5/1/31
52,000 50,431
144A,9.125%, 5/15/31
52,000 53,902
144A,8.375%, 4/1/32
44,000 44,704
144A,7.875%, 4/1/33
34,000 33,227
goeasy Ltd.
144A,9.25%, 12/1/28
35,000 34,325
144A,7.625%, 7/1/29
48,000 45,176
144A,6.875%, 5/15/30
28,000 25,164
144A,7.375%, 10/1/30 (a)
30,000 26,964
144A,6.875%, 2/15/31
30,000 26,566
Jefferies Finance LLC / JFIN Co.-
Issuer Corp.
144A,5.00%, 8/15/28
78,000 75,428
144A,6.625%, 10/15/31
31,000 30,598
Jefferson Capital Holdings
LLC,144A,8.25%, 5/15/30
32,000 33,693
LD Holdings Group
LLC,144A,6.125%, 4/1/28
37,000 32,231
Navient Corp.
4.875%, 3/15/28
37,000 36,284
5.50%, 3/15/29
52,000 49,950
9.375%, 7/25/30
49,000 49,954
11.50%, 3/15/31
34,000 36,203
7.875%, 6/15/32 (a)
32,000 29,806
OneMain Finance Corp.
7.875%, 3/15/30
52,000 54,146
7.50%, 5/15/31
45,000 46,415
7.125%, 11/15/31
64,000 64,837
6.75%, 3/15/32
54,000 53,765
7.125%, 9/15/32
52,000 52,467
6.50%, 3/15/33
55,000 53,747
6.75%, 9/15/33
63,000 61,807
Osaic Holdings, Inc.
144A,6.75%, 8/1/32
79,000 79,811
144A,8.00%, 8/1/33
50,000 50,904
PennyMac Financial Services,
Inc.
144A,7.125%, 11/15/30
44,000 44,470
144A,5.75%, 9/15/31
36,000 33,979
144A,6.875%, 5/15/32
58,000 56,841
144A,6.875%, 2/15/33
60,000 58,340
144A,6.75%, 2/15/34
52,000 49,894
PHH Escrow Issuer LLC/PHH
Corp.,144A,9.875%, 11/1/29
49,000 48,194
PRA Group, Inc.,144A,8.875%,
1/31/30
40,000 41,155
Synchrony Financial,7.25%,
2/2/33
53,000 54,975
United Wholesale Mortgage
LLC,144A,5.50%, 4/15/29
54,000 51,615

10 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
UWM Holdings LLC
144A,6.625%, 2/1/30
55,000 52,207
144A,6.25%, 3/15/31
69,000 63,404
Velocity Commercial Capital
LLC,144A,9.375%, 2/15/31
34,000 35,048
(Cost $2,551,978)
2,502,064
Insurance — 3.3%
Acrisure LLC / Acrisure Finance,
Inc.
144A,8.25%, 2/1/29
64,000 63,195
144A,8.50%, 6/15/29
35,000 34,548
144A,6.00%, 8/1/29
29,000 27,217
144A,7.50%, 11/6/30
83,000 82,965
144A,6.75%, 7/1/32
44,000 42,530
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
144A,5.875%, 11/1/29
12,000 11,729
144A,7.375%, 10/1/32
60,000 59,768
Ardonagh Finco Ltd.,144A,7.75%,
2/15/31
103,000 103,957
Ardonagh Group Finance
Ltd.,144A,8.875%, 2/15/32
113,000 110,303
Asurion LLC/ Asurion Co-Issuer,
Inc.
144A,8.00%, 12/31/32
228,000 237,913
144A,8.375%, 2/1/34
237,000 231,808
CRC Insurance Group
LLC,144A,7.125%, 6/1/31
231,000 231,845
Howden UK Refinance PLC /
Howden UK Refinance 2 PLC /
Howden US Refinance LLC
144A,7.25%, 2/15/31
77,000 76,371
144A,8.125%, 2/15/32
82,000 75,912
Jones Deslauriers Insurance
Management, Inc.
144A,8.50%, 3/15/30
53,000 54,098
144A,6.875%, 10/1/33
26,000 24,265
(Cost $1,499,033)
1,468,424
Investment Companies — 0.4%
FS KKR Capital Corp.
7.875%, 1/15/29
25,000 25,743
6.875%, 8/15/29
48,000 48,206
6.125%, 1/15/30
64,000 62,676
6.125%, 1/15/31
15,000 14,537
(Cost $149,918)
151,162
Real Estate — 0.5%
Anywhere Real Estate Group
LLC / Anywhere Co.-Issuer
Corp.,144A,7.00%, 4/15/30
46,200 46,635
Anywhere Real Estate Group
LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29
39,000 38,515
144A,5.25%, 4/15/30
29,000 27,878
Principal
Amount $ Value $
144A,9.75%, 4/15/30
35,000 37,734
Howard Hughes (The)
Corp.,144A,6.125%, 3/1/34
34,000 33,239
Hunt Cos., Inc.,144A,5.25%,
4/15/29
44,000 43,426
(Cost $225,475)
227,427
Real Estate Investment Trusts
— 2.8%
Arbor Realty SR, Inc.
144A,8.50%, 12/15/28 (a)
32,000 31,698
144A,7.875%, 7/15/30
35,000 32,887
Blackstone Mortgage Trust,
Inc.,144A,6.25%, 6/1/31
31,000 30,513
Brandywine Operating
Partnership LP,8.875%,
4/12/29
38,000 40,110
Diversified Healthcare Trust
4.75%, 2/15/28
36,000 35,214
4.375%, 3/1/31
38,000 34,654
EF Holdco / EF Cayman Hold /
Ellington Fin REIT Cayman/
TRS / EF Cayman Non-
MTM,144A,7.375%, 9/30/30
27,000 26,999
Hudson Pacific Properties LP
3.95%, 11/1/27
31,000 30,224
4.65%, 4/1/29 (a)
20,000 18,803
3.25%, 1/15/30 (a)
43,000 37,854
Millrose Properties,
Inc.,144A,6.25%, 9/15/32
58,000 58,322
MPT Operating Partnership LP /
MPT Finance Corp.
5.00%, 10/15/27 (a)
97,000 94,771
4.625%, 8/1/29
66,000 54,014
3.50%, 3/15/31
90,000 64,551
144A,8.50%, 2/15/32
110,000 114,622
RHP Hotel Properties LP / RHP
Finance Corp.
144A,6.50%, 4/1/32
73,000 74,890
144A,6.50%, 6/15/33
44,000 45,282
144A,5.75%, 3/15/34
51,000 50,621
Rithm Capital Corp.
144A,8.00%, 4/1/29
51,000 51,172
144A,8.00%, 7/15/30
40,000 39,728
144A,8.50%, 6/1/31
30,000 29,984
Service Properties Trust
3.95%, 1/15/28
28,000 27,214
4.95%, 10/1/29 (a)
29,000 27,310
4.375%, 2/15/30
31,000 27,967
144A,8.625%, 11/15/31
59,000 62,300
8.875%, 6/15/32
38,000 39,286
Uniti Group LP / Uniti Fiber
Holdings, Inc. / CSL Capital
LLC,144A,6.00%, 1/15/30
50,000 48,623
(Cost $1,225,438)
1,229,613

DBX ETF Trust | 11
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Venture Capital — 0.5%
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
9.75%, 1/15/29 (a)
54,000 53,620
4.375%, 2/1/29
45,000 38,991
144A,10.00%, 11/15/29
67,000 67,156
9.00%, 6/15/30
50,000 47,606
(Cost $207,767)
207,373
Industrial — 5.3%
Building Materials — 1.5%
Builders FirstSource, Inc.
144A,6.375%, 3/1/34
90,000 90,036
144A,6.75%, 5/15/35
31,000 31,347
Camelot Return Merger Sub,
Inc.,144A,8.75%, 8/1/28 (a)
53,000 32,435
Cornerstone Building Brands,
Inc.,144A,9.50%, 8/15/29 (a)
30,000 18,319
Miter Brands Acquisition
Holdco, Inc. / MIWD Borrower
LLC,144A,6.75%, 4/1/32
52,000 51,162
MIWD Holdco II LLC / MIWD
Finance Corp.,144A,5.50%,
2/1/30 (a)
35,000 32,724
Quikrete Holdings,
Inc.,144A,6.75%, 3/1/33
111,000 112,705
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28
79,000 79,251
144A,8.875%, 11/15/31
75,000 79,126
Standard Building Solutions, Inc.
144A,6.25%, 8/1/33
74,000 74,166
144A,5.875%, 3/15/34
45,000 43,906
(Cost $672,929)
645,177
Electrical Components &
Equipment — 0.2%
Energizer Holdings, Inc.
144A,4.375%, 3/31/29
62,000 59,730
144A,6.00%, 9/15/33
13,000 12,408
(Cost $72,742)
72,138
Engineering & Construction
— 0.5%
Brand Industrial Services,
Inc.,144A,10.375%, 8/1/30
99,000 87,621
HTA Group Ltd./
Mauritius,144A,6.75%, 4/1/31
36,000 36,600
IHS Holding Ltd.
144A,6.25%, 11/29/28
24,000 23,889
144A,7.875%, 5/29/30
38,000 39,274
144A,8.25%, 11/29/31
46,000 48,081
(Cost $241,513)
235,465
Environmental Control — 0.3%
Madison IAQ LLC,144A,5.875%,
6/30/29
76,000 76,063
Principal
Amount $ Value $
Waste Pro USA, Inc.,144A,7.00%,
2/1/33
59,000 60,461
(Cost $135,167)
136,524
Machinery-Construction &
Mining — 0.3%
Solaris Energy Infrastructure
LLC,144A,6.375%, 5/15/31
88,000 89,419
Terex Corp.,144A,6.25%,
10/15/32
53,000 53,842
(Cost $143,049)
143,261
Machinery-Diversified — 0.1%
Maxim Crane Works Holdings
Capital LLC,144A,11.50%,
9/1/28
(Cost $37,565)
36,000 37,711
Packaging & Containers
— 2.2%
Ardagh Group SA,144A,9.50%,
12/1/30
111,000 118,592
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance
PLC,144A,4.00%, 9/1/29
76,000 72,152
Canpack Group, Inc. / Canpack
SA,144A,6.00%, 5/15/31
35,000 35,194
Clydesdale Acquisition Holdings,
Inc.
144A,6.875%, 1/15/30
34,000 33,470
144A,6.75%, 4/15/32
98,000 94,293
Graphic Packaging International
LLC,144A,6.375%, 7/15/32
30,000 30,288
Mauser Packaging Solutions
Holding Co.
144A,7.875%, 4/15/30
182,000 183,974
144A,9.25%, 4/15/30
97,000 93,031
Owens-Brockway Glass
Container, Inc.
144A,7.25%, 5/15/31 (a)
44,000 43,319
144A,9.50%, 6/1/33
34,000 34,977
Sword Purchaser LLC
144A,8.25%, 4/15/33
134,000 138,120
144A,10.50%, 4/15/34
36,000 37,467
Trivium Packaging Finance
BV,144A,12.25%, 1/15/31
43,000 47,478
(Cost $965,825)
962,355
Transportation — 0.2%
Brightline East LLC,144A,11.00%,
1/31/30
77,000 8,085
Pods LLC,144A,8.75%, 5/15/31
35,000 34,055
Seaspan Corp.,144A,5.50%,
8/1/29
52,000 49,777
(Cost $124,613)
91,917

12 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Technology — 5.8%
Computers — 0.4%
Fortress Intermediate 3,
Inc.,144A,7.50%, 6/1/31
51,000 51,620
McAfee Corp.,144A,7.375%,
2/15/30 (a)
120,000 102,727
Pitney Bowes, Inc.,144A,7.25%,
3/15/29
30,000 30,287
(Cost $191,217)
184,634
Office/Business Equipment
— 0.2%
Xerox Corp.
144A,10.25%, 10/15/30 (a)
24,000 21,130
144A,13.50%, 4/15/31 (a)
34,000 22,783
Xerox Holdings Corp.
144A,5.50%, 8/15/28
41,000 23,985
144A,8.875%, 11/30/29
35,000 15,925
(Cost $91,890)
83,823
Semiconductors — 0.1%
ams-OSRAM AG,144A,12.25%,
3/30/29
(Cost $48,107)
45,000 47,756
Software — 5.1%
AthenaHealth Group,
Inc.,144A,6.50%, 2/15/30
172,000 165,951
Central Parent LLC / CDK Global
II LLC / CDK Financing Co.,
Inc.,144A,8.00%, 6/15/29
53,000 29,282
Central Parent, Inc. / CDK
Global, Inc.,144A,7.25%,
6/15/29
55,000 29,150
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
276,000 274,045
144A,9.00%, 9/30/29
285,000 281,860
144A,8.25%, 6/30/32
124,000 121,839
144A,6.625%, 8/15/33
69,000 62,864
CoreWeave, Inc.
144A,9.25%, 6/1/30
144,000 147,019
144A,9.00%, 2/1/31 (a)
121,000 122,836
144A,9.75%, 10/1/31
198,000 204,342
Fair Isaac Corp.
144A,6.00%, 5/15/33
104,000 103,059
144A,6.25%, 9/15/34
72,000 71,485
Oak-Eagle Acquireco,
Inc.,144A,8.75%, 7/1/34
168,000 177,642
Open Text Corp.,144A,3.875%,
12/1/29
62,000 56,944
Open Text Holdings, Inc.
144A,4.125%, 2/15/30
66,000 60,679
144A,4.125%, 12/1/31
46,000 40,173
Rocket Software, Inc.
144A,9.00%, 11/28/28
54,000 54,496
Principal
Amount $ Value $
144A,6.50%, 2/15/29
42,000 39,318
UKG, Inc.,144A,6.875%, 2/1/31
173,000 170,149
(Cost $2,219,005)
2,213,133
Utilities — 4.7%
Electric — 4.3%
Alpha Generation LLC
144A,6.75%, 10/15/32
58,000 59,390
144A,6.25%, 1/15/34
69,000 68,449
California Buyer Ltd. / Atlantica
Sustainable Infrastructure
PLC,144A,6.375%, 2/15/32
71,000 70,647
ContourGlobal Power Holdings
SA,144A,6.75%, 2/28/30
44,000 45,015
COX Asset Mexico SA de CV
144A,7.125%, 1/8/32
67,000 68,307
144A,7.75%, 5/8/36
77,000 79,503
EnfraGen Energia Sur SA /
EnfraGen Spain SA / Prime
Energia SpA,144A,5.375%,
12/30/30
48,527 45,092
Hawaiian Electric Co.,
Inc.,144A,6.00%, 10/1/33
25,000 24,827
Long Ridge Energy
LLC,144A,8.75%, 2/15/32
59,000 61,359
NRG Energy, Inc.
144A,5.75%, 1/15/34
113,000 111,827
144A,5.875%, 5/15/34
65,000 64,624
144A,6.25%, 11/1/34
90,000 90,827
144A,6.00%, 1/15/36
147,000 146,114
144A,6.125%, 5/15/36
60,000 59,902
Saavi Energia Sarl,144A,8.875%,
2/10/35
76,000 82,622
Talen Energy Supply LLC
144A,6.125%, 5/1/31
106,000 106,031
144A,6.375%, 5/1/33
168,000 167,485
144A,6.25%, 2/1/34
112,000 111,684
144A,6.50%, 2/1/36
88,000 88,564
TransAlta Corp.,5.875%, 2/1/34
25,000 24,734
VoltaGrid LLC,144A,7.375%,
11/1/30
138,000 143,767
XPLR Infrastructure Operating
Partners LP
144A,8.375%, 1/15/31 (a)
55,000 58,997
144A,8.625%, 3/15/33
63,000 67,742
144A,7.75%, 4/15/34
52,000 54,945
(Cost $1,903,832)
1,902,454
Gas — 0.2%
AmeriGas Partners LP /
AmeriGas Finance Corp.
144A,9.50%, 6/1/30
29,000 31,204
144A,6.875%, 6/1/31
46,000 47,047
(Cost $77,403)
78,251

DBX ETF Trust | 13
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Water — 0.2%
Nova Securitisation Sarl
144A,5.75%, 2/3/31
57,000 54,996
144A,6.50%, 2/3/36
34,000 32,308
(Cost $89,697)
87,304
TOTAL CORPORATE BONDS
(Cost $43,309,350)
42,842,359
Number
of Shares
SECURITIES LENDING
COLLATERAL — 5.9%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.53%
(c)(d)
(Cost $2,612,097)
2,612,097 2,612,097
CASH EQUIVALENTS — 0.5%
DWS Government Money Market
Series "Institutional Shares",
3.57% (c)
(Cost $216,018)
216,018 216,018
TOTAL INVESTMENTS
— 103.9%
(Cost $46,137,465)
45,670,474
Other assets and liabilities,
net — (3.9%)
(1,731,981)
NET ASSETS — 100.0%
43,938,493

14 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
HiddenRow
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
HYUP-PH3
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
SECURITIES LENDING COLLATERAL — 5.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.53% (c)(d)
970,915 1,641,182 (e) — — — 13,368 — 2,612,097 2,612,097
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series "Institutional Shares", 3.57% (c)
304,525 3,387,703 (3,476,210) — — 8,251 — 216,018 216,018
1,275,440 5,028,885 (3,476,210) — — 21,619 — 2,828,115 2,828,115
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $2,554,742, which is 5.8% of net assets.
(b)
Investment was valued using significant unobservable inputs.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2026.
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 42,836,899 $ 5,460 $ 42,842,359
Short-Term Investments (a)
2,828,115 — — 2,828,115
TOTAL
$ 2,828,115 $ 42,836,899 $ 5,460 $ 45,670,474
(a)
See Schedule of Investments for additional detailed categorizations.